Common Stock - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 Vote	Jun. 30, 2011	Mar. 31, 2012 Vote	Mar. 31, 2011 Vote	Mar. 31, 2010
Class of Stock [Line Items]
Common stock shares authorized	30,000,000		24,000,000	24,000,000
Common stock par value	$ 0.001		$ 0.001	$ 0.001
Common stock shares issued	17,060,111		483,242	464,994
Common stock shares outstanding	17,060,111		483,242	464,994
Common stock, right per share	1		1	1
Common stock dividends declared and paid per share			$ 0.86	$ 0.80	$ 0.22
Common stock dividends declared and paid			$ 408,000	$ 371,000	$ 102,000
Common stock, dividend declared	$ 0	$ 0